Commitments and contingencies - Narrative (Details) - USD ($) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2021	Dec. 22, 2020	Aug. 23, 2019	Feb. 09, 2016	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Stop loss insurance, threshold per member per year							$ 200
Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Refund of excess payments to third party customers									$ 1,519	$ 7,458
Stop loss insurance, threshold per member per year									150
Other Current Liabilities [Member] | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Loss contingency accrual product liability net									2,790	6,801
USAO And OIG [Member] | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Loss contingency accrual									1,200	3,600
Loss contingency accruals payments made during the year										2,400
USAO And OIG [Member] | Subsequent Event [Member] | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Loss contingency accruals payments made during the year	$ 1,200
Bioness, Inc
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 1,200
Minimum
Loss Contingencies [Line Items]
Lessee, operating lease, remaining lease term					1 month		1 month
Maximum
Loss Contingencies [Line Items]
Lessee, operating lease, remaining lease term					7 years 3 months		7 years 3 months
Three Injection OA Product
Loss Contingencies [Line Items]
Supply commitment, term				10 years
Supply commitment, renewal term				5 years
Three Injection OA Product | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Supply commitment, term				10 years
Supply commitment, renewal term				5 years
Collaborative agreement, term		8 years
Harbor
Loss Contingencies [Line Items]
Collaborative agreement, royalty percentage			3.00%
Collaborative agreement, term		8 years
Harbor | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Collaborative agreement, royalty percentage			3.00%
Milestone payment payable										6,000
Supplier of Single Injection OA Product
Loss Contingencies [Line Items]
Royalty expense					$ 3,548	$ 1,767	$ 5,925	$ 3,969
Supplier of Single Injection OA Product | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Royalty expense									10,021	$ 7,622	$ 3,082
Damages from Product Defects
Loss Contingencies [Line Items]
Estimated probable loss related to product recall					2,055		2,055
Recorded reserves for product recall					$ 434		$ 434		1,684
Damages from Product Defects | Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Estimated probable loss related to product recall									$ 1,684